Business Segment and Geographical Information - Distribution of Property, Plant and Equipment, Net, by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 158,669	$ 163,051
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	106,206	111,329
Rest of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	9,807	9,026
U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net	25,535	27,797
Other
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 17,121	$ 14,899